Commitments and Contingent Liabilities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingent Liabilities (Textual)
Lease expenses	$ 354	$ 405	$ 420
Royalty expenses	$ 3,700
Royalty commitments, Description	The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS.